Long-Term Debt (Tables)	9 Months Ended
Jul. 03, 2016
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
The components of long-term debt as of the dates indicated were as follows (in millions):

	July 3, 2016	September 27, 2015
5.2% senior notes due 2025	$1,000	$—
Less: unamortized discount and debt issuance costs related to senior notes	(7)	—
Carrying value of senior notes	993	—
Capital lease obligations	59	65
Total long-term debt and capital lease obligations	1,052	65
Less: current installments	(3)	(3)
Total long-term debt and capital lease obligations, less current installments	$1,049	$62